CALIFORNIA TAX FREE FUND

                        CALIFORNIA INSURED TAX FREE FUND


                                 ANNNUAL REPORT


                             Dated December 31, 1995




Voyageur offers a family of mutual funds, each with an individual objective stated in its prospectus. Investment objectives of the funds range from high current income to long-term capital appreciation. Exchange privileges allow you to change your investment between Voyageur Funds as your objectives or market conditions change.

VOYAGEUR TAX FREE FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in investment grade municipal bonds.

Voyageur ARIZONA Tax Free Fund          Voyageur MINNESOTA Tax Free Fund
Voyageur CALIFORNIA Tax Free Fund       Voyageur NATIONAL Tax Free Fund
Voyageur COLORADO Tax Free Fund         Voyageur NEW MEXICO Tax Free Fund
Voyageur FLORIDA Tax Free Fund          Voyageur NORTH DAKOTA Tax Free Fund
Voyageur IDAHO Tax Free Fund            Voyageur UTAH Tax Free Fund
Voyageur IOWA Tax Free Fund             Voyageur WISCONSIN Tax Free Fund
Voyageur KANSAS Tax Free Fund

VOYAGEUR INSURED TAX FREE FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable) with the added safety of an insured portfolio. The Funds invest in insured municipal bonds.

Voyageur ARIZONA Insured                Voyageur MISSOURI Insured
  Tax Free Fund                           Tax Free Fund
Voyageur CALIFORNIA Insured             Voyageur NATIONAL Insured
  Tax Free Fund                           Tax Free Fund
Voyageur FLORIDA                        Voyageur OREGON
  Tax Free Fund                           Tax Free Fund
Voyageur MINNESOTA Insured Fund         Voyageur WASHINGTON
                                          Tax Free Fund

VOYAGEUR LIMITED TERM FUNDS seek to preserve original investment principal while providing income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in intermediate term investment grade municipal bonds.

Voyageur FLORIDA Limited Term Tax Free Fund          Voyageur NATIONAL Limited
Voyageur MINNESOTA Limited Term Tax Free Fund           Term Tax Free Fund

VOYAGEUR EQUITY FUNDS seek long term capital appreciation by investing in common stocks.

Voyageur AGGRESSIVE GROWTH Fund       Voyageur GROWTH Stock Fund
Voyageur GROWTH AND INCOME Fund       Voyageur INTERNATIONAL Equity Fund

VOYAGEUR INCOME FUNDS seek high current income from investments issued, guaranteed or otherwise backed by the full faith and credit of the U.S. Government.

Voyageur U.S. GOVERNMENT SECURITIES Fund

VOYAGEUR CASH TRUST SERIES MONEY MARKET FUNDS seek high current income, principal protection and liquidity by investing in money market instruments.

Voyageur CALIFORNIA MUNICIPAL CASH Series   Voyageur MUNICIPAL CASH Series
Voyageur FLORIDA MUNICIPAL CASH Series      Voyageur OHIO MUNICIPAL CASH Series
Voyageur GOVERNMENT CASH Series             Voyageur PRIME CASH Series
Voyageur MINNESOTA MUNICIPAL CASH Series    Voyageur TREASURY CASH Series

For more complete information regarding the investment objectives, fees and expenses of the Funds, please obtain a prospectus from your Investment Representative or from Voyageur, 90 South Seventh Street, Suite 4400, Minneapolis, MN 55402-4115; (612) 376-7044 (local); 800-525-6584 (MKTG).


Dear Shareholder:

1995 was an excellent year for municipal bond fund investors and I am pleased to report that your Funds did extremely well.

As you may recall, the previous year, 1994, represented one of the most difficult years for fixed income investors since the 1920s. Voyageur's investment strategy, however, emphasizes total return over the long term. Shareholders who maintained a long term outlook through 1994 are to be congratulated for their patience. This patience was rewarded in 1995.

Two of the major factors contributing to the resurgence of the municipal bond market this past year were:

* Progressively lower interest rates throughout the year. (Falling interest rates directly increases the value of your Fund's portfolio, and hence, your shares.)

* A narrowing "spread" between yields on higher quality bonds versus lower quality bonds. (Your Funds benefited from maintaining a large position in quality bonds.)

In the following pages, Drew McCullagh, the Funds' portfolio manager, will elaborate on these and other points of interest regarding the municipal bond market in 1995 and will also share Voyageur's economic outlook for the next fiscal year.

Finally, I'd like to apprise you of the amount of capital appreciation and current income generated by the Funds on your behalf in 1995.

VOYAGEUR CALIFORNIA TAX FREE FUND
                                                                                               TOTAL NET
                                              NET ASSET          NET ASSET                      ASSETS
                                                VALUE              VALUE       DIVIDENDS        END OF
                                              BEGINNING             END        PAID PER         PERIOD
                                              OF PERIOD          OF PERIOD       SHARE          (000'S)
                                              ---------          ---------       -----          -------
PERIOD
------
Period ended December 31, 1995:
   Class A Shares                              $10.00*             $10.64        $0.53           $1,012
   Class B Shares                                9.96**             10.65         0.25              128

_________________________________
 * Net asset value at March 3, 1995 (commencement of operations)
** Net asset value at August 23, 1995 (commencement of operations)


VOYAGEUR CALIFORNIA INSURED TAX FREE FUND
                                                                                               TOTAL NET
                                              NET ASSET          NET ASSET                      ASSETS
                                                VALUE              VALUE       DIVIDENDS        END OF
                                              BEGINNING             END        PAID PER         PERIOD
                                              OF PERIOD          OF PERIOD       SHARE          (000'S)
                                              ---------          ---------       -----          -------
PERIOD
------
Period ended December 31, 1995:
   Class A Shares                               $9.33              $10.65        $0.55          $33,860
   Class B Shares                                9.33               10.65         0.51            6,029
   Class C Shares                               10.19*              10.65         0.32               53

_________________________________
* Net asset value at April 12, 1995 (commencement of operations)

I will be reporting to you again in August, 1996 to review the first half of the coming year. In the interim, if you have any questions or comments about your Funds, please call Voyageur's Shareholder Services Department at (800)545- 3863 or your financial advisor.

Thank you for investing with Voyageur.

Sincerely,


John G. Taft
President
Voyageur California Tax Free Fund
Voyageur California Insured Tax Free Fund


FUND INVESTMENT OBJECTIVES AND STRATEGIES

The primary objective of the Voyageur California Tax Free Fund is to seek as high a level of current income free from both federal income taxes and state income taxes as is consistent with preservation of capital.

The primary objective of the Voyageur California Insured Fund is to seek as high a level of current income free from both federal income taxes and state income taxes as is consistent with preservation of capital, with the added safety of an insured portfolio. The Voyageur California Insured Tax Free Fund adopted a modification of an investment policy which will permit this Fund to retain insured municipal bonds in its portfolio the rating of which is not lower than AA by Standard & Poor's Ratings Service or Aa by Moody's Investor Service so long as such AA or Aa insured municipal bonds do not exceed 35% of the Fund's total assets. Such bonds must still have a AAA or Aaa rating at the time of initial investment by the Fund.

The California Tax Free Fund generally invests in long-term investment grade municipal bonds; the California Insured Tax Free Fund generally invests in long-term insured municipal bonds. The distributions from each Fund are generally exempt from federal income tax and California state income tax.


DISCUSSION OF FUND PERFORMANCE
by Andrew M. McCullagh, Jr.

MR. MCCULLAGH IS THE PORTFOLIO MANAGER OF THE VOYAGEUR CALIFORNIA TAX FREE FUNDS AS WELL AS A SENIOR VICE PRESIDENT FOR VOYAGEUR FUND MANAGERS. HE HAS MANAGED THE FUNDS SINCE THEIR INCEPTIONS.

We are pleased to report the 1995 performance results of the Voyageur California Tax Free Funds for the fiscal year ending December 31, 1995. The Voyageur
California Insured Tax Free Fund's Class 'A' and 'B' shares have been in operation for the entire fiscal year. The Voyageur California Tax Free Fund's Class 'A', 'B', and 'C' shares commenced in 1995.

* The Voyageur California Insured Tax Free Fund achieved a total return of +20.51% in 1995 for Class 'A' shares (assuming purchase at net asset value and reinvestment of dividends and capital gains). Class 'B' shares achieved a +20.01% total return.

* The Voyageur California Tax Free Fund achieved a total return of +11.97% for Class 'A' shares since the Fund's commencement on March 3, 1995 (assuming purchase at net asset value and reinvestment of dividends and capital gains).

For information pertaining to total returns, relative performance, and inception dates for other share classes, as well as information about the Funds' performance over additional timeframes and including the effect of sales charges, please refer to the charts on pages 8 and 9.

FACTORS AFFECTING FUND PERFORMANCE IN 1995

As discussed in John Taft's introduction, a general downward trend in prevailing interest rates had a positive impact on the net asset value of Fund shares in 1995. The Voyageur California Insured Tax Free Fund had relative performance for the fiscal year that beat the average return achieved by all California municipal bond funds according to Lipper Analytical Services. As a group, these 26 funds achieved an average one year total return of +19.21%. The Voyageur California Insured Tax Free Fund's performance bested this figure by over 1%. According to Lipper, the Voyageur California Insured Tax Free Fund (Class 'A' shares) was ranked #5 of 26 California municipal bond funds for one year total return. Keep in mind, however, that past performance does not guarantee future results. (Once again, please refer to the charts on pages 8 and 9 for additional performance information.)

The Funds were able to capture significant capital appreciation through duration management. Longer duration funds experience wider fluctuations in market prices than shorter duration funds. For example, early in 1995, the duration of the Voyageur California Insured Tax Free Fund was over 11.8 years which allowed for a significant increase in net asset value. After having captured this market rally, the duration of the Fund was systematically reduced, closing the year at approximated 7.6 years. As of December 31, 1995, the duration for the Voyageur California Tax Free Fund was 8.1 years.

The Funds also benefited from relative changes in value between high quality bonds and lower quality bonds. As interest rate spreads between these two classes of municipal bonds narrowed, high quality bonds (which had been dramatically oversold during the 1994 bear market) gained significant relative value. The Voyageur California Insured Tax Free Fund is comprised exclusively of bonds rated Aaa and/or AAA by Moody's Investors Service and/or Standard & Poor's Ratings Service. The Voyageur California Tax Free Fund's portfolio was comprised 100% of investment grade securities. As you can see, throughout 1995, asset quality remained high in the Voyageur California Tax Free Funds.

OUTLOOK FOR 1996

Our outlook for the California municipal bond market remains bullish. However, we do not anticipate as significant levels of total return in the upcoming year as was achieved in 1995.

Our 1996 economic outlook calls for:

* CONTINUED LOW RATES OF INFLATION. We expect a Consumer Price Index (CPI) increase of from 2.5% to 2.8%.

* SLOWING OF ECONOMIC GROWTH. In 1995, U.S. Gross Domestic Product (GDP) climbed about 3%. Voyageur's 1996 projection for GDP calls for an increase of about 2.4%.

* STABLE TO SLIGHTLY DECLINING INTEREST RATES. During 1995, the Federal Reserve Board encouraged lower interest rates by reducing the Federal Funds Rate by a total of .5%. (Rates were subsequently lowered by an additional .25% in February 1996.) We expect further reductions of .5% to .75%, which will likely occur well in advance of the November elections.

In conclusion, Voyageur believes the municipal bond market will have a good year in 1996. However, we advise against expectations of total return levels achieved in 1995.


PURSUANT TO RULE 232.304(a) OF REGULATION S-T THE FOLLOWING IS A TABULAR REPRESENTATION OF A LINE GRAPH FOR VOYAGEUR CALIFORNIA INSURED TAX FREE FUND PORTFOLIO ABSTRACT FOR THE PERIOD ENDED DECEMBER 31, 1995. THE DATA REPRESENTS THE CUMULATIVE TOTAL RETURN OF A HYPOTHETICAL INVESTMENT IN CLASS A SHARES OF $10,000 MADE ON THE DATE THE FUND COMMENCED OPERATIONS THROUGH DECEMBER 31, 1995.

          ENDING VALUE  ENDING VALUE   ENDING VALUE
           WITH SALES   WITHOUT SALES   LEHMAN BROS.
DATE        CHARGE        CHARGE        BOND INDEX
----        ------        ------        ----------
Oct-92     9525           10000           10000
Oct-92     9544.05        10020            9936.7708
Nov-92     9889.81        10383           10164.323
Dec-92    10018.24        10517.84        10274.098
Jan-93    10119.75        10624.41        10388.14
Feb-93    10444.56        10965.41        10809.898
Mar-93    10477.77        11000.28        10679.099
Apr-93    10596.85        11125.3         10804.044
May-93    10638.49        11169.02        10874.27
Jun-93    10788.62        11326.63        11058.046
Jul-93    10801.61        11340.28        11081.268
Aug-93    11012.84        11562.03        11319.515
Sep-93    11164.19        11720.94        11451.953
Oct-93    11194.68        11752.94        11466.841
Nov-93    11094.22        11647.48        11359.052
Dec-93    11160.29        11716.84        11612.359
Jan-94    11384.49        11952.22        11747.063
Feb-94    11065.57        11617.39        11419.32
Mar-94    10609.68        11138.78        10883.753
Apr-94    10317.95        10832.49        10994.768
May-94    10461.47        10983.17        11101.417
Jun-94    10395.85        10914.28        11019.267
Jul-94    10635.5         11165.88        11249.569
Aug-94    10675.37        11207.74        11264.194
Sep-94    10460.39        10982.04        11078.334
Oct-94    10190.92        10699.12        10853.444
Nov-94     9898.68        10392.32        10656.997
Dec-94    10105.79        10609.75        10918.093
Jan-95    10525.82        11050.72        11280.574
Feb-95    10991.17        11539.29        11628.016
Mar-95    11095.94        11649.28        11757.087
Apr-95    11079.65        11632.18        11767.668
May-95    11461.83        12033.42        12164.238
Jun-95    11256.87        11818.24        12030.432
Jul-95    11296.81        11860.17        12126.675
Aug-95    11415.68        11984.97        12290.385
Sep-95    11591.14        12169.18        12375.189
Oct-95    11767.25        12354.06        12585.567
Nov-95    12012.49        12611.54        12812.107
Dec-95    12178.7         12786.04        12944.072


                   VOYAGEUR CALIFORNIA INSURED TAX FREE FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                                (CLASS A SHARES)
                                ----------------

                                                    SINCE
                                          1 Year  10/15/92**
                                          ------  ----------
               Without Sales Charge       20.51%   7.95%
               With Sales Charge*         14.79%   6.33%
               Lehman Bros. Long          18.56%   8.36%
               Insured Municipal
               Bond Index

                   VOYAGEUR CALIFORNIA INSURED TAX FREE FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                                (CLASS B SHARES)
                                ----------------

                                                  Since
                                          1 Year  3/1/94**
                                          ------  --------
               Without Contingent         20.01%   5.05%
               Deferred Sales Charge
               With Contingent            16.01%   2.95%
               Deferred Sales Charge***

                   VOYAGEUR CALIFORNIA INSURED TAX FREE FUND
                                 TOTAL RETURNS
                                (CLASS C SHARES)
                                ----------------

                                      SINCE
                                    4/12/95**
                                    ---------
                                      7.77%


  * Average annual total returns include the maximum 4.75% sales charge. ** Commencement of operations.
*** Assumes redemption on December 31, 1995.


PURSUANT TO RULE 232.304(a) OF REGULATION S-T THE FOLLOWING IS A TABULAR REPRESENTATION OF A LINE GRAPH FOR VOYAGEUR CALIFORNIA TAX FREE FUND PORTFOLIO ABSTRACT FOR THE PERIOD ENDED DECEMBER 31, 1995. THE DATA REPRESENTS THE CUMULATIVE TOTAL RETURN OF A HYPOTHETICAL INVESTMENT IN CLASS A SHARES OF
$10,000  MADE ON THE DATE THE FUND  COMMENCED  OPERATIONS  THROUGH  DECEMBER 31,
1995.

         ENDING VALUE  ENDING VALUE    ENDING VALUE
          WITH SALES   WITHOUT SALES    LEHMAN BROS.
DATE       CHARGE        CHARGE         BOND INDEX
----       ------        ------         ----------
Mar-95     9525          10000           10000
Mar-95     9630.26       10110.51        10110.3024
Apr-95     9627.69       10107.81        10108.2803
May-95     9933.79       10429.17        10489.3625
Jun-95     9778.04       10265.66        10327.8263
Jul-95     9768.34       10255.48        10381.531
Aug-95     9886.06       10379.07        10523.758
Sep-95    10013.91       10513.29        10606.8957
Oct-95    10230.56       10740.74        10832.8225
Nov-95    10488.42       11011.47        11072.2279
Dec-95    10665.43       11197.3         11227.2391

                       VOYAGEUR CALIFORNIA TAX FREE FUND
                                 TOTAL RETURNS
                                (CLASS A SHARES)
                                ----------------

                                             SINCE
                                             -----
                                            3/2/95**
               Without Sales Charge         11.97%
               With Sales Charge*            6.65%
               Lehman Bros. 20              12.27%
               Year Municipal
               Bond Index

                       VOYAGEUR CALIFORNIA TAX FREE FUND
                                 TOTAL RETURNS
                                (CLASS B SHARES)
                                ----------------

                                              SINCE
                                             8/23/95**
                                             ---------
               Without Contingent             9.52%
               Deferred Sales Charge
               With Contingent
               Deferred Sales Charge***       5.52%

  * Average annual total returns include the maximum 4.75% sales charge. ** Commencement of operations.
*** Assumes redemption on December 31, 1995.

INDEPENDENT AUDITORS' REPORT


The Board of Directors, Trustees and Shareholders
Voyageur Mutual Funds, Inc.
Voyageur Investment Trust:


     We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Voyageur California Tax Free Fund (a fund within Voyageur Mutual Funds, Inc.) and Voyageur California Insured Tax Free Fund (a fund within Voyageur Investment Trust) as of December 31, 1995, the related statements of operations for the period from March 3, 1995, commencement of operations, to December 31, 1995 for Voyageur California Tax Free Fund and for the year ended December 31, 1995 for Voyageur California Insured Tax Free Fund, the statements of changes in net assets for the period from March 3, 1995 to December 31, 1995 for Voyageur California Tax Free Fund and for the year ended December 31, 1995, the two-month period ended December 31, 1994 and the year ended October 31, 1994 for Voyageur California Insured Tax Free Fund and the financial highlights for the period from March 3, 1995 to December 31, 1995 for Voyageur California Tax Free Fund and for the year ended December 31, 1995, the two-month period ended December 31, 1994, the years ended October 31, 1994 and 1993 and for the period from October 15, 1992, commencement of operations, to October 31, 1992 for Voyageur California Insured Tax Free Fund. These financial statements and the financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Voyageur California Tax Free Fund and Voyageur California Insured Tax Free Fund as of December 31, 1995, and the results of their operations, changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



                                        KPMG Peat Marwick LLP

Minneapolis, Minnesota
February 9, 1996


THE VOYAGEUR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES                                                           DECEMBER 31, 1995
----------------------------------------------------------------------------------------------------------------
                                                                                  VOYAGEUR            VOYAGEUR
                                                                                 CALIFORNIA          CALIFORNIA
                                                                                  TAX FREE             INSURED
                                                                                    FUND           TAX FREE FUND
       ASSETS                                                                     ----------        -----------
Investments in securities, at market value (note 1)
   (identified cost: $1,074,590 and $37,358,529, respectively).............       $1,138,111        $39,496,249
Cash in bank on demand deposit.............................................            1,799                 --
Accrued interest receivable................................................           20,150            746,433
Receivable for Fund shares sold............................................               --             35,010
                                                                                  ----------        -----------
   Total assets............................................................        1,160,060         40,277,692
                                                                                  ----------        -----------

       LIABILITIES
Bank overdraft.............................................................               --            112,861
Dividends payable to shareholders..........................................           11,527            169,930
Distribution fees payable..................................................              898             13,640
Other accrued expenses.....................................................            7,615             38,937
                                                                                  ----------        -----------
   Total liabilities.......................................................           20,040            335,368
                                                                                  ----------        -----------

NET ASSETS APPLICABLE TO OUTSTANDING SHARES................................       $1,140,020        $39,942,324
                                                                                  ==========        ===========

Represented by:
   Capital stock - $.01 par value (note 1).................................       $    1,072                 --
   Additional paid-in capital (note 1).....................................        1,075,052        $38,982,723
   Undistributed net investment income.....................................              375                 96
   Accumulated net realized loss on investments (note 1)...................               --         (1,178,215)
   Unrealized appreciation of investments..................................           63,521          2,137,720
                                                                                  ----------        -----------

     TOTAL NET ASSETS......................................................       $1,140,020        $39,942,324
                                                                                  ==========        ===========

Net assets applicable to outstanding Class A Shares........................       $1,012,062        $33,860,198
                                                                                  ==========        ===========
Net assets applicable to outstanding Class B Shares........................       $  127,958        $ 6,028,655
                                                                                  ==========        ===========
Net assets applicable to outstanding Class C Shares........................              N/A        $    53,471
                                                                                 ===========        ===========

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE Class A - Shares outstanding:
     95,115 and 3,179,418, respectively (note 4)...........................           $10.64             $10.65
                                                                                      ======             ======
   Class B - Shares outstanding:
     12,019 and 566,073, respectively (note 4).............................           $10.65             $10.65
                                                                                      ======             ======
   Class C - Shares outstanding:
     N/A and 5,020, respectively (note 4)..................................              N/A             $10.65
                                                                                      ======             ======

THE VOYAGEUR FUNDS
STATEMENTS OF OPERATIONS                                                           PERIOD ENDED DECEMBER 31, 1995
-----------------------------------------------------------------------------------------------------------------
                                                                                  VOYAGEUR            VOYAGEUR
                                                                                 CALIFORNIA          CALIFORNIA
                                                                                  TAX FREE             INSURED
                                                                                    FUND*           TAX FREE FUND
                                                                                   --------         ------------
Investment income:
   Interest................................................................        $ 53,865          $2,164,590
                                                                                   --------         ------------

Expenses (note 3):
   Investment advisory and management fee..................................           4,468             184,315
   Dividend-disbursing, administrative and accounting services fees........          13,974              67,135
   Printing, postage and supplies..........................................             324                 388
   Audit and accounting fees...............................................           4,231               8,327
   Legal fees..............................................................              59                 273
   Distribution fees - Class A.............................................           2,145              80,709
   Distribution fees - Class B.............................................             390              44,275
   Distribution fees - Class C.............................................             N/A               1,792
   Directors' fees.........................................................              92                 831
   Registration fees.......................................................             325                 193
   Custodian fees..........................................................           2,958              20,080
   Other...................................................................             321                 118
                                                                                   --------         ------------
     Total expenses........................................................          29,287             408,436
   Less: Expenses waived or absorbed.......................................         (25,184)           (131,707)
                                                                                   --------         ------------
   Net expenses before earnings credits on uninvested cash.................           4,103             276,729
   Less:  Earnings credits on uninvested cash..............................            (112)            (20,079)
                                                                                   --------         ------------
     Total net expenses....................................................           3,991             256,650
                                                                                   --------         ------------
     Investment income - net...............................................          49,874           1,907,940
                                                                                   --------         ------------

Realized and unrealized gain (loss) on investments (note 2):
   Realized gain (loss) on security transactions...........................           6,156            (855,703)
   Net change in unrealized appreciation or depreciation of investments....          63,521            5,542,753
                                                                                   --------         ------------
     Net gain on investments...............................................          69,677           4,687,050
                                                                                   --------         ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................        $119,551          $6,594,990
                                                                                   ========          ==========

_________________________________
* Period from March 3, 1995 (commencement of operations) to December 31, 1995.

THE VOYAGEUR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
                                                     VOYAGEUR CALIFORNIA          VOYAGEUR CALIFORNIA
                                                        TAX FREE FUND            INSURED TAX FREE FUND
                                                       ---------------  -----------------------------------------
                                                         PERIOD FROM         YEAR        TWO MONTHS     YEAR
                                                       MARCH 3, 1995*       ENDED          ENDED       ENDED
                                                       TO DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  OCTOBER 31,
Operations:                                                 1995            1995        1994 (NOTE 1)    1994
                                                       ---------------  ------------    ------------  -----------
   Investment income - net...........................  $   49,874       $  1,907,940    $   296,783   $ 1,197,457
   Realized gain (loss) on investments - net.........       6,156           (855,703)      (322,512)       75,043
   Net change in unrealized appreciation or
     depreciation of investments.....................      63,521          5,542,753       (234,318)   (3,524,372)
                                                        ----------      ------------    -----------   -----------
       Net increase (decrease) in net assets resulting
         from operations.............................     119,551          6,594,990       (260,047)   (2,251,872)
                                                        ----------      ------------    -----------   -----------

Distributions to shareholders from:
   Investment income - net:
     Class A.........................................     (47,483)        (1,751,957)      (256,547)   (1,136,833)
     Class B.........................................      (2,016)          (214,794)       (13,896)      (20,067)
     Class C.........................................         N/A             (7,990)           N/A           N/A
   Net realized gain on investments:
     Class A.........................................      (5,465)                --        (15,454)     (111,226)
     Class B.........................................        (691)                --         (1,005)       (1,473)
                                                        ----------      ------------    -----------   -----------
   Total distributions...............................     (55,655)        (1,974,741)      (286,902)   (1,269,599)
                                                        ----------      ------------    -----------   -----------
Share transactions (note 4):
   Proceeds from sale of shares:
     Class A (note 3)................................   3,041,904          7,560,978      3,083,933    20,862,225
     Class B.........................................     121,092          3,571,318        815,667     1,506,088
     Class C.........................................         N/A            400,031            N/A           N/A
   Net asset value of shares issued in reinvestment of
     net investment income and realized gain distributions:
       Class A.......................................      39,348            658,965         50,616       463,656
       Class B.......................................          --             81,555          2,614         8,705
       Class C.......................................         N/A              1,317            N/A           N/A
   Payments for redemption of shares:
     Class A (note 3)................................  (2,126,220)        (6,465,617)    (1,900,798)   (3,099,467)
     Class B (note 3)................................          --           (342,995)          (379)      (19,694)
     Class C.........................................         N/A           (357,029)           N/A           N/A
                                                        ----------      ------------    -----------   -----------
   Increase in net assets from share transactions....   1,076,124          5,108,523      2,051,653    19,721,513
                                                        ----------      ------------    -----------   -----------
     Total increase in net assets....................   1,140,020          9,728,772      1,504,704    16,200,042
Net assets at beginning of period....................              --     30,213,552     28,708,848    12,508,806
                                                        ----------      ------------    -----------   -----------
Net assets at end of period (including undistributed
   net investment income of $375, $96, $66,897
     and $40,557, respectively)......................   $1,140,020       $39,942,324    $30,213,552   $28,708,848
                                                        ==========       ===========    ===========   ===========

_________________________________
*  Commencement of operations.


THE VOYAGEUR FUNDS
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     Voyageur California Tax Free Fund (California Tax Free Fund) is one of a series of funds within Voyageur Mutual Funds, Inc. which is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company with 10 trillion shares of authorized capital stock that may be issued. Voyageur California Insured Tax Free Fund (California Insured Tax Free Fund) is one of a series of funds within the Voyageur Investment Trust, a Massachusetts business trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company with an unlimited number of authorized shares of beneficial interest. California Tax Free Fund is registered as a non-diversified fund and California Insured Tax Free Fund is registered as a diversified fund. California Tax Free Fund seeks high current income free from federal and state income taxes by investing in investment grade municipal bonds. California Insured Tax Free Fund seeks high current income free from federal and state income taxes with the added safety of an insured portfolio by investing in insured municipal bonds.
     California Tax Free Fund and California Insured Tax Free Fund (the Funds) offer Class A, Class B and Class C Shares. Class A Shares are sold with a front-end sales charge. Class B shares, first offered by California Tax Free Fund in 1995, may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class C Shares, first offered by the Funds in 1995, are not subject to a contingent deferred sales charge or a front-end sales charge and have no conversion feature. As of December 31, 1995, California Tax Free Fund had no Class C Shares outstanding. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class' Distribution Agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.
     Effective December 31, 1994, California Insured Tax Free Fund changed its fiscal year end from October 31 to December 31.
     The significant accounting policies followed by the Fund are summarized as follows:

USE OF ESTIMATES
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS IN SECURITIES
     Securities are valued at fair value as determined by the Board of Directors/Trustees. Determination of fair value involves, among other things, using pricing services or prices quoted by independent brokers. Short-term securities are valued at amortized cost which approximates market value.
     Security transactions are accounted for on the trade date. Securities gains and losses are calculated on the identified-cost basis. Interest income, including level-yield amortization of premium and original issue discount, is accrued daily.
     Each Fund concentrates its investments in a single state and therefore, may have more credit risk related to the economic conditions of the state of California than a portfolio with broader geographical diversification.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
     Delivery and payment for securities which have been purchased by each Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments.

FEDERAL TAXES
     Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute its income to shareholders in amounts that will avoid or minimize federal income or excise taxes for each Fund. Net investment income and net realized gains (losses) for the Funds may differ for financial statement and tax purposes primarily because of losses deferred for tax purposes due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions on certain book-to-tax differences is reflected as excess distributions of net realized gains in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. For federal income tax purposes, at December 31, 1995 California Insured Tax Free Fund had a capital loss carryover of $1,178,215 that will expire in 2003 if not offset by subsequent capital gains. It is unlikely that the Board of Trustees will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.

DISTRIBUTIONS TO SHAREHOLDERS
     Dividends declared daily from net investment income are payable monthly in cash or reinvested in additional shares of each Fund. Net short-term realized capital gains, if any, may be distributed throughout the year and net long-term realized capital gains, when available, are distributed annually.

(2)  INVESTMENT SECURITIES TRANSACTIONS
     Purchase cost and proceeds of sales of investment securities other than short-term securities aggregated $1,462,339 and $393,905 for California Tax Free Fund and $44,996,291 and $38,742,752 for California Insured Tax Free Fund, respectively, during the period ended December 31, 1995.

(3)  EXPENSES
     Each Fund has an investment advisory and management fee agreement with Voyageur Fund Managers, Inc. (Voyageur) under which Voyageur manages each Fund's assets and provides other specified services. The fee for investment management and advisory services is payable monthly and is based on the average daily net assets of each Fund at the annual rate of .50%. In addition, each Fund will pay most other operating expenses including directors' fees, registration fees, printing of shareholder reports, legal and auditing services and other miscellaneous expenses. There was no portfolio insurance expense for the California Insured Tax Free Fund. Portfolio insurance expense, if any, is recognized over the premium period. Voyageur is obligated to pay all expenses of each Fund (excluding distribution fees, insurance premiums on portfolio securities, taxes, interest and brokerage commissions) which exceed 1% of average daily net assets, on an annual basis. During the period ended December 31, 1995 Voyageur absorbed $17,940 pursuant to the contractual 1% expense limitation for California Tax Free Fund and, excluding waiver of distribution fees and expense reductions, voluntarily absorbed fees and expenses of $7,067 for California Tax Free Fund and $90,000 for California Insured Tax Free Fund.
     Each Fund will also pay a fee to Voyageur for acting as the Funds dividend-disbursing, administrative and accounting services agent. The fee is paid monthly and is equal to the sum of $1.33 per shareholder account per month, a fixed monthly fee ranging from $1,000 to $1,500 based on the level of each Fund's average daily net assets and an annualized percentage of average daily net assets at reducing rates from .11% to .02%. Each Fund is also responsible for reimbursing Voyageur's out-of-pocket expense in connection with the performance of dividend-disbursing, administrative and accounting services.
     All classes of shares have a Distribution Agreement under Rule 12b-1 of the Investment Company Act of 1940 with Voyageur Fund Distributors, Inc. (Fund Distributors). Under this plan each Fund is obligated to pay Fund Distributors a monthly distribution fee at an annual rate of .25% of each Fund's average daily net assets of the Class A Shares and 1.00% of each Fund's average daily net assets of the Class B and Class C Shares. Fund Distributors may waive all or part of its distribution fee at its sole discretion. During the period ended December 31, 1995 Fund Distributors voluntarily waived Class A distribution fees of $23,803 for California Insured Tax Free Fund and Class B distribution fees of $177 for California Tax Free Fund and $17,904 for California Insured Tax Free Fund. During the period ended December 31, 1995, California Tax Free Fund earned $112 and California Insured Tax Free fund earned $20,079 in credits on uninvested cash balances held by each Fund at the custodian. These credits were used to reduce certain fees for various custodial, pricing and accounting services provided by the custodian bank.

     Sales charges paid by Class A shareholders for the period ended December 31, 1995 were $19,639 for California Tax Free Fund and $226,966 for California Insured Tax Free Fund. Of these amounts, Fund Distributors received $2,554 from California Tax Free Fund and $29,464 from California Insured Tax Free Fund. Contingent deferred sales charges paid by Class A and Class B shareholders for California Insured Tax Free Fund were $200 and $4,513, respectively.

(4)  SHARE TRANSACTIONS

Transactions in shares during each period were as follows:

                                                                    CALIFORNIA TAX FREE FUND
                                                            ----------------------------------------
                                                                CLASS A                  CLASS B
                                                            ---------------         ----------------
                                                              PERIOD FROM              PERIOD FROM
                                                            MARCH 3, 1995*          AUGUST 23, 1995*
                                                            TO DECEMBER 31,          TO DECEMBER 31,
                                                                 1995                     1995
                                                            ---------------         ----------------
Shares sold.............................                        299,412                  12,019
Shares issued for reinvested
     distributions......................                          3,855                      --
Shares redeemed.........................                       (208,152)                     --
                                                             -----------               --------
Increase in shares outstanding..........                         95,115                  12,019
                                                             ===========               =========

                                                             CALIFORNIA INSURED TAX FREE FUND
                                                    ---------------------------------------------------
                                                                          CLASS A
                                                    ---------------------------------------------------
                                                       YEAR            TWO MONTHS             YEAR
                                                       ENDED              ENDED               ENDED
                                                    DECEMBER 31,       DECEMBER 31,         OCTOBER 31,
                                                        1995               1994                1994
                                                    ------------       ------------         -----------
Shares sold.............................              750,296             333,061            1,999,735
Shares issued for reinvested
   distributions........................               65,485               5,545               45,643
Shares redeemed.........................             (636,784)           (206,469)            (305,934)
                                                    ----------         -----------         ------------
Increase in shares outstanding..........              178,997             132,137            1,739,444
                                                    ==========         ===========         ============

                                                                 CALIFORNIA INSURED TAX FREE FUND
                                            ----------------------------------------------------------------------
                                                                CLASS B                                CLASS C
                                            -------------------------------------------------      ---------------
                                                 YEAR           TWO MONTHS       PERIOD FROM         PERIOD FROM
                                                 ENDED             ENDED       MARCH 1, 1994*      APRIL 12, 1995*
                                             DECEMBER 31,      DECEMBER 31,    TO OCTOBER 31,      TO DECEMBER 31,
                                                 1995              1994              1994                 1995
                                            -------------      ------------    --------------      ---------------
Shares sold.............................       353,417            87,607            151,159             39,140
Shares issued for reinvested
   distributions........................         8,055               287                887                128
Shares redeemed.........................       (33,284)              (42)            (2,013)           (34,248)
                                             ----------          --------         ----------         ----------
Increase in shares outstanding..........       328,188            87,852            150,033              5,020
                                             ==========          ========         ==========         ==========

_________________________________
*  Commencement of operations.

(5)  FINANCIAL HIGHLIGHTS
     Per share data (rounded to the nearest cent) for a share of capital stock outstanding and selected information for each period are as follows:

                                                                              CALIFORNIA TAX FREE FUND
                                                                     ---------------------------------------
                                                                          CLASS A                    CLASS B
                                                                     ----------------          ------------------
                                                                        PERIOD FROM                PERIOD FROM
                                                                     MARCH 3, 1995(d)          AUGUST 23, 1995(d)
                                                                      TO DECEMBER 31,            TO DECEMBER 31,
                                                                           1995                       1995
                                                                     ----------------          ------------------
Net asset value:
   Beginning of period........................................             $10.00                     $9.96
                                                                           ------                     -----
Operations:
   Net investment income......................................                .47                       .20
   Net realized and unrealized gain on investments............                .70                       .74
                                                                           ------                     -----
     Total from operations....................................               1.17                       .94
                                                                           ------                     -----

Distributions to shareholders:
   From net investment income (f).............................               (.47)                     (.19)
   From net realized gains....................................               (.06)                     (.06)
                                                                           ------                     -----
     Total distributions......................................               (.53)                     (.25)
                                                                           ------                     -----

Net asset value:
   End of period..............................................              $10.64                    $10.65
                                                                            ======                    ======

Total investment return (b)...................................              11.97%                     9.52%

Net assets at end of period (000's omitted)...................              $1,012                      $128
Ratios:
   Ratio of expenses to
     average daily net assets (g).............................             .46%(e)                   .60%(e)
   Ratio of net investment income.............................
     to average daily net assets..............................            5.57%(e)                  5.33%(e)
       Assuming no voluntary waivers and
         reimbursements:
           Expenses (c).......................................            1.22%(e)                  1.93%(e)
           Net investment income..............................            4.81%(e)                  4.00%(e)
Portfolio turnover rate (excluding
   short-term securities).....................................              39.51%                    39.51%


See accompanying notes to Financial Highlights.

(5)  FINANCIAL HIGHLIGHTS (CONTINUED)

     Per share data (rounded to the nearest cent) for a share of beneficial interest outstanding and selected information for each period are as follows:


                                                              CALIFORNIA INSURED TAX FREE FUND
                                            -----------------------------------------------------------------------
                                                                           CLASS A
                                            -----------------------------------------------------------------------
                                               YEAR       TWO MONTHS                                PERIOD FROM
                                               ENDED         ENDED                              OCTOBER 15, 1992(d)
                                            DECEMBER 31, DECEMBER 31,   YEAR ENDED OCTOBER 31,    TO OCTOBER 31,
                                               1995          1994           1994        1993          1992
                                            -----------  ------------   ----------------------  -------------------
Net asset value:
   Beginning of period..................     $ 9.33         $9.51         $11.08       $10.02        $10.00
                                             ------         -----         ------       ------        ------
Operations:
   Net investment income................        .53           .10            .55          .60            --
   Net realized and unrealized
     gain (loss) on investments  .......       1.34         (.18)         (1.52)         1.11           .02
                                             ------         -----         ------       ------        ------
       Total from operations............       1.87         (.08)          (.97)         1.71           .02
                                             ------         -----         ------       ------        ------
Distributions to shareholders:
   From net investment income (a).......       (.55)        (.09)          (.54)        (.60)            --
   From net realized gains..............         --         (.01)          (.06)        (.05)            --
                                             ------         -----         ------       ------        ------
     Total distributions................       (.55)        (.10)          (.60)        (.65)            --
                                            --------      -------      ---------    ---------   -----------
Net asset value:
   End of period........................      $10.65        $9.33          $9.51       $11.08        $10.02
                                              ======        =====          =====       ======        ======

Total investment return (b).............      20.51%      (0.84)%        (8.97)%       17.29%          0.20%
Net assets at end of period
   (000's omitted)......................     $33,860      $27,994        $27,282      $12,509         $2,056

Ratios:
   Ratio of expenses to
     average daily net assets (g).......        .70%      .10%(e)           .20%          --%            --%
   Ratio of net investment income
     to average daily net assets........       5.23%     6.30%(e)          5.37%        5.26%            --%
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (c).................       1.02%     1.24%(e)          1.25%        1.25%            --%
           Net investment income........       4.91%     5.16%(e)          4.32%        4.01%            --%
Portfolio turnover rate (excluding
   short-term securities)...............     107.45%        7.28%         18.34%       24.19%          7.31%

See accompanying notes to Financial Highlights.

(5) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           CALIFORNIA INSURED TAX FREE FUND
                                            ---------------------------------------------------------------------
                                                                   CLASS B                           CLASS C
                                            ----------------------------------------------      -----------------
                                                YEAR         TWO MONTHS       PERIOD FROM          PERIOD FROM
                                                ENDED           ENDED      MARCH 1, 1994(d)     APRIL 12, 1995(d)
                                            DECEMBER 31,    DECEMBER 31,    TO OCTOBER 31,       TO DECEMBER 31,
                                                1995            1994             1994                    1995
                                            ------------    -----------    ---------------      -----------------
Net asset value:
   Beginning of period....................      $9.33            $9.51           $10.68              $10.19
                                                ------           -----           ------              ------
Operations:
   Net investment income..................        .50             .08              .31                 .25
   Net realized and unrealized
     gain (loss) on investments  .........       1.33            (.17)           (1.16)                .53
                                                ------           -----           ------              ------
       Total from operations..............       1.83            (.09)            (.85)                .78
                                                ------           -----           ------              ------
Distributions to shareholders:
   From net investment income (a).........       (.51)           (.08)            (.30)               (.32)
   From net realized gains................         --            (.01)            (.02)                 --
                                                ------           -----           ------              ------
     Total distributions..................       (.51)           (.09)            (.32)               (.32)
                                                ------           -----           ------              ------
Net asset value:
   End of period..........................      $10.65           $9.33           $ 9.51              $10.65
                                                ======           =====           ======              ======

Total investment return (b)...............      20.01%         (0.92)%          (7.93)%               7.77%
Net assets at end of period
   (000's omitted)........................      $6,029          $2,219           $1,427                 $53

Ratios:
   Ratio of expenses to
     average daily net assets (g).........       1.10%         .57%(e)          .73%(e)            1.53%(e)
   Ratio of net investment income
     to average daily net assets..........       4.75%        5.54%(e)         4.82%(e)            4.25%(e)
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (c)...................       1.75%        1.94%(e)         1.95%(e)            1.77%(e)
           Net investment income..........       4.10%        4.17%(e)         3.60%(e)            4.01%(e)
Portfolio turnover rate (excluding
   short-term securities).................     107.45%           7.28%           18.34%             107.45%

See accompanying notes to Financial Highlights.


NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

(a) For federal income tax purposes, all of the net investment income distributions were derived from interest on securities exempt from federal income tax. For the year ended October 31, 1993, $.01 per share of the distributions from net investment income were subject to state income tax.
(b) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(c) Voyageur and Fund Distributors voluntarily waived or reimbursed a portion of expenses during several periods presented. The annual contractual expense limit for the Funds (excluding distribution fees, insurance premiums on portfolio securities, taxes, interest and brokerage commissions) is 1% of average daily net assets. The maximum distribution fee is .25% of each Fund's average daily net assets for Class A Shares and 1.00% of each Fund's average daily net assets for Class B and Class C Shares.
(d)  Commencement of operations.
(e)  Adjusted to an annual basis.
(f) For federal income tax purposes, all of the net investment income distributions were derived from interest on securities exempt from federal income tax. For the period ended December 31, 1995, $.01 per Class A Share of the distributions from net investment income were subject to state income tax.
(g) Beginning in the period ended December 31, 1995, the expense ratio reflects the effect of gross expenses attributable to earnings credits on uninvested cash balances received by the Funds. Prior period expense ratios have not been adjusted.

VOYAGEUR CALIFORNIA TAX FREE FUND
INVESTMENTS IN SECURITIES (CONTINUED)                                                             DECEMBER 31, 1995
-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                                           COUPON                MARKET
    ($000)   NAME OF ISSUER (b)                                                       RATE    MATURITY    VALUE (a)
-------------------------------------------------------------------------------------------------------------------
             (PERCENTAGE OF EACH INVESTMENT CATEGORY RELATES TO TOTAL NET ASSETS.)
             CALIFORNIA MUNICIPAL BONDS (99.8%):
             GENERAL OBLIGATION (9.8%):
             ------------------------------------------------------------------------------------------------------
    $  50    California State.......................................................  6.00%    05-01-18  $   51,667
       50    Tulare Earlimart Elementary (AMBAC Insured)............................  6.70     08-01-21      60,138
                                                                                                         ----------
                                                                                                            111,805
                                                                                                         ----------
             UTILITIES (4.5%):
             ------------------------------------------------------------------------------------------------------
       50    San Diego IDR Gas & Electricity........................................  5.90     06-01-18      50,881
                                                                                                         ----------
             TRANSPORTATION (8.7%):
             ------------------------------------------------------------------------------------------------------
      100    Foothills Eastern Transportation Toll Road Revenue (AMBAC Insured).....  6.00     01-01-34      98,965
                                                                                                         ----------
             HEALTH CARE (18.2%):
             ------------------------------------------------------------------------------------------------------
      100    Berkeley Alta Bates Healthcare.........................................  6.55     12-01-22     101,405
       50    California Health Facilities Revenue Centinela Hospital (MBIA Insured).  6.25     09-01-15      53,010
       50    California Health Facilities Revenue Presbyterian (MBIA Insured).......  6.75     06-01-15      52,585
                                                                                                         ----------
                                                                                                            207,000
                                                                                                         ----------
             EDUCATION (4.4%):
             ------------------------------------------------------------------------------------------------------
       50    Los Alamitos Series 90-1...............................................  6.25     08-15-23      50,571
                                                                                                         ----------
             CERTIFICATE OF PARTICIPATION (36.6%):
             ------------------------------------------------------------------------------------------------------
       50    Alameda City Hall Redevelopment........................................  6.20     05-01-25      51,106
       50    California State Public Works..........................................  6.38     10-01-19      52,514
       50    Chino School District (FSA Insured)....................................  6.13     09-01-26      52,365
       50    Los Angeles County Redevelopment.......................................  6.50     03-01-23      52,404
      100    San Jose Convention Center Finance Authority Revenue...................  6.38     09-01-13     104,669
      100    Santa Monica Parking Lease Revenue.....................................  6.38     07-01-16     104,651
                                                                                                         ----------
                                                                                                            417,709
                                                                                                         ----------
             OTHER REVENUE (17.6%):
             ------------------------------------------------------------------------------------------------------
      100    Carson Redevelopment Revenue...........................................  6.38     10-01-16     101,290
       50    Dixon Redevelopment Agency.............................................  6.00     09-01-24      49,123
       50    San Barnadino Joint Power Financing Authority Revenue..................  5.75     10-01-25      50,767
                                                                                                         ----------
                                                                                                            201,180
                                                                                                         ----------
             TOTAL INVESTMENTS IN SECURITIES (cost: $1,074,590) (c)                                      $1,138,111
                                                                                                         ==========

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------------------------------------------
VOYAGEUR CALIFORNIA INSURED TAX FREE FUND
INVESTMENTS IN SECURITIES (CONTINUED)                                                             DECEMBER 31, 1995
-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                                           COUPON                MARKET
    ($000)   NAME OF ISSUER (b)                                                       RATE    MATURITY    VALUE (a)
-------------------------------------------------------------------------------------------------------------------
             (PERCENTAGE OF EACH INVESTMENT CATEGORY RELATES TO TOTAL NET ASSETS.)
             CALIFORNIA MUNICIPAL BONDS (98.9%):
             GENERAL OBLIGATION (11.6%):
             ------------------------------------------------------------------------------------------------------
   $2,000    California State (FSA Insured).........................................  5.50%    03-01-20 $ 2,000,460
    1,000    Fairfield Public Finance Authority Revenue G.O. (FGIC Insured).........  6.25     07-01-14   1,067,800
    1,500    Industry California (FGIC Insured).....................................  5.85     07-01-20   1,557,525
                                                                                                        -----------
                                                                                                          4,625,785
                                                                                                        -----------
             UTILITIES (8.1%):
             ------------------------------------------------------------------------------------------------------
    1,000    Burbank Wastewater Treatment Revenue (FGIC Insured)....................  5.50     06-01-15   1,004,320
    1,000    Calaveras County Water District Revenue (AMBAC Insured)................  6.13     09-01-17   1,064,980
    1,150    Contra Costa Water District Revenue (MBIA Insured).....................  5.75     10-01-14   1,182,373
                                                                                                        -----------
                                                                                                          3,251,673
                                                                                                        -----------
             TRANSPORTATION (12.7%):
             ------------------------------------------------------------------------------------------------------
    1,500    Los Angeles Airport Revenue (FGIC Insured).............................  5.50     05-15-10   1,514,025
    1,000    San Francisco Bay Area Rapid Transit Sales Tax Revenue (FGIC Insured)..  5.50     07-01-15   1,004,110
    1,190    San Francisco Bay Area Rapid Transit Sales Tax Revenue (FGIC Insured)..  6.00     07-01-20   1,193,189
    1,300    San Francisco City & County Airports Series 2 (FGIC Insured)...........  6.00     05-01-14   1,355,978
                                                                                                        -----------
                                                                                                          5,067,302
                                                                                                        -----------
             HEALTH CARE (8.4%):
             ------------------------------------------------------------------------------------------------------
    1,200    California Health Facilities Centinela Hospital (MBIA Insured).........  6.25     09-01-15   1,272,252
    1,000    California Health Facilities Revenue - San Diego Hospital (MBIA Insured) 6.20     08-01-12   1,060,620
    1,000    California State Health Catholic (AMBAC Insured).......................  5.75     07-01-15   1,018,690
                                                                                                        -----------
                                                                                                          3,351,562
                                                                                                        -----------
             HOUSING (5.2%):
             ------------------------------------------------------------------------------------------------------
    1,000    California Housing Finance Agency 1994 Series E (MBIA Insured).........  6.75     08-01-26   1,055,020
    1,000    California Housing Finance Agency Home Mortgage Revenue Series F
               (MBIA Insured).......................................................  6.00     08-01-17   1,012,430
                                                                                                        -----------
                                                                                                          2,067,450
                                                                                                        -----------
             EDUCATION (9.4%):
             ------------------------------------------------------------------------------------------------------
    1,000    California State University Auxiliary Revenue (MBIA Insured)...........  6.25     08-01-20   1,072,090
    1,500    California State University Revenue (FGIC Insured).....................  6.00     11-01-10   1,597,695
    1,000    University of California Board of Regents (MBIA Insured)...............  6.38     09-01-24   1,071,600
                                                                                                        -----------
                                                                                                          3,741,385
                                                                                                        -----------
             CERTIFICATES OF PARTICIPATION (25.5%):
             ------------------------------------------------------------------------------------------------------
   $1,000    Alameda County Revenue (MBIA Insured)..................................  5.38%    06-01-09$  1,009,380
    1,390    Oceanside Civic Center Project (MBIA Insured)..........................  5.50     08-01-09   1,420,663
    1,000    Ontario Redevelopment Cimarron Project (MBIA Insured)..................  6.25     08-01-15   1,058,340
    1,000    San Barnadino Medical Center Project (MBIA Insured)....................  5.50     08-01-15     996,630
    2,000    San Francisco Courthouse Certificate of Participation Revenue
               (CGIC Insured).......................................................  5.60     04-01-16   2,010,580
    1,250    San Luis Obispo Capital Revenue (AMBAC Insured)........................  6.38     06-01-14   1,349,438
    1,000    Santa Barbara Water Revenue Certificate of Participation (AMBAC Insured) 6.70     04-01-27   1,085,000
    1,000    Santa Clara Finance Authority (AMBAC Insured)..........................  7.75     11-15-11   1,273,090
                                                                                                        -----------
                                                                                                         10,203,121
                                                                                                        -----------
             OTHER REVENUE (18.0%):
             ------------------------------------------------------------------------------------------------------
    1,000    Indian Wells Redevelopment Revenue (MBIA Insured)......................  6.00     12-01-14   1,043,370
    1,000    Los Angeles County Transportation Sales Tax (MBIA Insured).............  6.25     07-01-13   1,063,580
    1,900    North City West School Facility Finance Authority Special Tax
               (CGIC Insured).......................................................  5.25     09-01-09   1,902,641
    1,000    Rancho Water District Finance Revenue (FGIC Insured)...................  5.90     11-01-15   1,046,760
    1,000    San Francisco City and County Redevelopment Agency Hotel Tax Revenue
                (CGIC Insured)......................................................  6.75     07-01-25   1,080,040
    1,000    Santa Clara North Bayshore (AMBAC Insured).............................  5.75     07-01-14   1,023,580
                                                                                                        -----------
                                                                                                          7,187,971
                                                                                                        -----------
                TOTAL INVESTMENTS IN SECURITIES (cost: $37,358,529) (c)                                 $39,496,249
                                                                                                        ===========


NOTES TO INVESTMENTS IN SECURITIES
----------------------------------

(a) Securities are valued by procedures described in note 1 to the financial statements.

(b) Investments in bonds, by rating category (unaudited) as a percentage of total bonds, are as follows:

                                                          AAA/AAA        A/A      BAA/BBB      TOTAL
                                                          -------        ---      -------      -----
     California Tax Free Fund...............                 19%         41%        40%         100%
     California Insured Tax Free Fund.......                100%       --         --            100%

(c) Also represents the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation of securities based on this cost were as follows:

                                                            GROSS             GROSS             NET
                                                         UNREALIZED        UNREALIZED       UNREALIZED
                                                        APPRECIATION      DEPRECIATION     APPRECIATION
                                                        ------------      ------------     ------------
     California Tax Free Fund...............           $     64,399          $(878)        $     63,521
     California Insured Tax Free Fund.......              2,137,720             --            2,137,720


FEDERAL INCOME TAX INFORMATION
--------------------------------------------------------------------------------

Information for federal income tax purposes is presented as an aid to shareholders in reporting the dividend distributions for the periods ended December 31, 1995 shown below. Exempt interest dividends are exempt from federal income tax and should not be included in shareholder's gross income, but need to be reported on the income tax return for informational purposes. Each shareholder should consult a tax adviser about reporting this income for state and local purposes. In January 1996, the Fund separately provided each shareholder with tax information for calendar year 1995.

                                                                             VOYAGEUR CALIFORNIA TAX FREE FUND
                                                                          ---------------------------------------
                                                                             PER CLASS               PER CLASS
                                                                              A SHARE                 B SHARE
                                                                          --------------          ---------------
                                                                            PERIOD FROM             PERIOD FROM
                                                                           MARCH 3, 1995          AUGUST 23, 1995
                                                                          TO DECEMBER 31,         TO DECEMBER 31,
                                                                               1995                    1995
                                                                          ---------------         ---------------
Net investment income distributions (none qualifying for
   corporate dividend received deduction).........................            $.4699                  $.1937

Short-term capital gain distribution..............................             .0575                   .0575
                                                                              ------                  ------

   Total Distribution.............................................            $.5274                  $.2512
                                                                              ======                  ======

                                                                 VOYAGEUR CALIFORNIA INSURED TAX FREE FUND
                                                            ------------------------------------------------------
                                                              PER CLASS           PER CLASS           PER CLASS
                                                               A SHARE             B SHARE             C SHARE
                                                            ------------        -----------        ---------------
                                                                YEAR                YEAR             PERIOD FROM
                                                                ENDED               ENDED          APRIL 12, 1995
                                                            DECEMBER 31,        DECEMBER 31,       TO DECEMBER 31,
                                                                1995                1995                 1995
                                                            ------------        ------------       ---------------
Net investment income distributions
   (none qualifying for corporate dividend
     received deduction)...............................         $.5535             $.5108              $.3171
                                                                ------             ------              ------
   Total Distribution..................................         $.5535             $.5108              $.3171
                                                                ======             ======              ======

The short-term capital gain distributions above are taxable as ordinary income to shareholders for federal and state income tax purposes.

For federal income tax purposes, 100.00% and 99.89% of the above net investment income distributions were derived from interest on securities exempt from federal income tax for Voyageur California Tax Free Fund and Voyageur California Insured Tax Free Fund, respectively.